Members' equity (deficit) (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized	59,504,853	59,504,853	59,504,853
Equity [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	33,509,272	33,509,272	32,426,264
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	34,438,298	34,438,298	34,438,298
Common Stock [Member] | Equity [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	9,440,108	9,440,108	9,440,108
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	4,834,906	4,834,906	4,834,906
Series A Preferred Stock [Member] | Equity [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	4,834,906	4,834,906	4,834,906
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	6,820,450	6,820,450	6,820,450
Series B Preferred Stock [Member] | Equity [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	6,774,923	6,774,923	6,774,923
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	3,142,815	3,142,815	3,142,815
Series C Preferred Stock [Member] | Equity [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	3,141,500	3,141,500	3,141,500
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,816,403	2,816,403	2,816,403
Series D Preferred Stock [Member] | Equity [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,787,707	2,787,707	2,787,707
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	7,451,981	7,451,981	7,451,981
Series E Preferred Stock [Member] | Equity [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	6,530,128	6,530,128	5,447,120